UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2006

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          August 1, 2006


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        47
FORM 13F INFORMATION VALUE TOTAL:              $330835

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1843     42253   Sole		     42253
Amgen Inc.      Common  031162100    442      6772   Sole                     6772
American Tele   Common  00206R102    215      7719   Sole                     7719
Anheuser Busch  Common  035229103    362      7943   Sole                     7943
Automatic Data 	Common	053015103   4583    101059   Sole                   101059
BP PLC          Common  055622104    216      3100   Sole                     3100
Bell South      Common  079860102    238      6581   Sole                     6581
Berkshire Hath	Common	084670108  68561       748   Sole                      748
Berkshire Hath	Common	084670207   9607      3157   Sole                     3157
Buckeye PartnersL.P.    118230101    276      6550   Sole                     6550
Chevron Corp    Common	166764100    941     15166   Sole                    15166
Cisco Systems	Common	17275R102   4599    235466   Sole                   235466
Coca-Cola Co.	Common	191216100  10583    246001   Sole                   246001
Costco WholesaleCommon	22160K105    266      4650   Sole		      4650
Emerson Elec.	Common	291011104    621      7405   Sole                     7405
ExxonMobil	Common	30231G102   5001     81511   Sole                    81511
First Data      Common	319963104  26755    594030   Sole                   594030
General ElectricCommon	369604103   9079    275447   Sole                   275447
Hewlett Packard	Common	428236103   1376     43447   Sole                    43447
H.J. Heinz Co.	Common	423074103   1236     29988   Sole		     29988
IBM		Common	459200101   1079     14051   Sole                    14051
Intel Corp.	Common	458140100   4932    259563   Sole                   259563
Johnson & JohnsoCommon	478160104  25395    423814   Sole                   423814
Linear TechnologCommon	535678106  23024    687475   Sole		    687475
Lincoln Nat'l   Common  534187109    214      3800   Sole                     3800
Loews Corp	Common	540424108    202      5712   Sole                     5712
Medtronic	Common	585055106  12616    268876   Sole                   268876
Mellon FinancialCommon	58551A108    399     11586   Sole                    11586
Microsoft	Common	594918104  23825   1022543   Sole                  1022543
3M Company 	Common	604059105   1508     18668   Sole                    18668
Moody's Corp.	Common	615369105  23062    423468   Sole		    423468
National City 	Common	635405103   1583     43740   Sole                    43740
Old REpublic IntCommon	680223104    240     11250   Sole                    11250
Paychex Inc     Common  704326107    527     13512   Sole                    13512
PepsiCo		Common	713448108   1709     28472   Sole                    28472
Pfizer Inc.	Common	717081103   2117     90189   Sole                    90189
Procter & GambleCommon	742718109  25208    453373   Sole                   453373
Royal Dutch ShelCommon  780259206    283      4225   Sole                     4225
Teppco Partners L.P.	872384102    268      7600   Sole                     7600
United TechnologCommon  913017109    279      4400   Sole                     4400
Valspar Corp.	Common	920355104    322     12200   Sole                    12200
Walgreen Co.	Common	931422109  24848    554140   Sole                   554140
Wal-mart Stores Common  931142103    560     11622   Sole                    11622
Walt Disney Co.	Common	254687106    723     24106   Sole                    24106
Wells Fargo     Common  949746101    268      4000   Sole                     4000
Wm. Wrigley Jr. Common	982526105   8142    179501   Sole                   179501
Wyeth           Common  983024100    702     15808   Sole                    15808